Portfolio of Investments
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.2%
City of Charlotte Airport(a)
Revenue Bonds
Charlotte Douglas International
Series 2019
07/01/2035	5.000%	1,195,000	1,528,695
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	625,487
Raleigh Durham Airport Authority(a)
Refunding Revenue Bonds
Series 2020A
05/01/2034	5.000%	1,150,000	1,492,079
05/01/2036	5.000%	2,000,000	2,580,137
Total			6,226,398
Forest Products 0.5%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,000,000	1,037,006
Higher Education 8.1%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	390,546
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,367,493
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,364,813
North Carolina Capital Facilities Finance Agency(b)
Refunding Revenue Bonds
Campbell University
Series 2021A
10/01/2030	5.000%	1,115,000	1,477,268
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	493,988
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	702,485
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	622,307
04/01/2038	5.000%	500,000	619,545
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	381,059
10/01/2028	5.000%	250,000	325,934
University of North Carolina at Charlotte (The)
Refunding Revenue Bonds
Governors
Series 2020A
10/01/2035	4.000%	200,000	242,625
10/01/2037	4.000%	300,000	362,195
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	623,843
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	469,394
04/01/2030	5.000%	250,000	300,537
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,233,497
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2019B
10/01/2034	5.000%	355,000	462,087
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	310,592
10/01/2034	5.000%	575,000	712,745
Series 2020B
04/01/2033	5.000%	1,000,000	1,318,350
Total			15,781,303
Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 5.8%
Charlotte-Mecklenburg Hospital Authority (The)
Revenue Bonds
Atrium Health
Series 2021 (Mandatory Put 12/01/28)
01/15/2050	5.000%	1,500,000	1,952,391
Series 2021 (Mandatory Put 12/01/31)
01/15/2049	5.000%	1,500,000	2,070,554
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	561,526
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,034,581
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,098,545
Revenue Bonds
CaroMont Health
Series 2021A
02/01/2036	4.000%	500,000	616,448
Rex Healthcare
Series 2015A
07/01/2032	5.000%	1,000,000	1,164,731
Series 2020A
07/01/2035	5.000%	800,000	1,036,771
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	746,987
Total			11,282,534
Joint Power Authority 4.4%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2026	5.000%	1,500,000	1,792,375
01/01/2031	5.000%	2,000,000	2,353,247
Series 2016A
01/01/2028	5.000%	1,500,000	1,809,637
Series 2019A
01/01/2032	5.000%	2,000,000	2,604,796
Total			8,560,055
Local Appropriation 18.5%
City of Charlotte
Refunding Certificate of Participation
Series 2019B
06/01/2034	5.000%	2,000,000	2,583,293
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,198,276
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,527,833
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,192,370
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	565,586
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	848,607
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	292,977
06/01/2029	5.000%	250,000	293,048
County of Buncombe
Revenue Bonds
Series 2014A
06/01/2032	5.000%	1,635,000	1,849,468
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	403,163
Series 2018
12/01/2036	4.000%	1,940,000	2,343,360
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	260,170
County of Davidson
Revenue Bonds
Series 2020
06/01/2037	4.000%	400,000	486,715
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	318,622
04/01/2035	5.000%	300,000	381,635

2	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Harnett
Refunding Revenue Bonds
Series 2020
12/01/2027	5.000%	375,000	477,159
Revenue Bonds
Series 2019
10/01/2037	4.000%	955,000	1,139,134
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	591,155
Series 2020
06/01/2029	5.000%	525,000	694,465
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	595,970
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	803,090
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	458,212
Series 2016
10/01/2028	5.000%	1,000,000	1,219,187
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,358,190
04/01/2028	5.000%	1,290,000	1,500,627
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,845,628
Revenue Bonds
Series 2019B
10/01/2034	5.000%	500,000	647,665
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,163,494
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	355,586
06/01/2033	5.000%	350,000	451,249
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Surry(b)
Revenue Bonds
Series 2021
10/01/2030	5.000%	505,000	681,821
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	1,985,933
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,405,097
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	588,694
06/01/2029	5.000%	500,000	586,606
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,814,223
Total			35,908,308
Local General Obligation 8.7%
City of Charlotte
Unlimited General Obligation Refunding Bonds
Series 2020A
06/01/2027	5.000%	725,000	915,100
City of Greensboro
Unlimited General Obligation Bonds
Series 2020B
Series 2020B
04/01/2031	5.000%	2,205,000	2,965,056
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	810,899
County of Forsyth
Unlimited General Obligation Bonds
Public Improvement
Series 2019B
03/01/2026	5.000%	1,000,000	1,212,913
County of Gaston
Unlimited General Obligation Refunding Bonds
Series 2020
02/01/2028	5.000%	1,500,000	1,919,262
02/01/2029	5.000%	1,500,000	1,962,564
County of Guilford
Unlimited General Obligation Bonds
Public Improvement
Series 2017B
05/01/2026	5.000%	1,000,000	1,219,658

Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Mecklenburg
Unlimited General Obligation Public Improvement Bonds
Series 2016B
12/01/2027	5.000%	1,180,000	1,461,961
County of Moore
Unlimited General Obligation Refunding Bonds
Series 2016
06/01/2028	5.000%	1,000,000	1,290,542
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	774,369
04/01/2024	5.000%	410,000	462,524
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,944,771
Total			16,939,619
Multi-Family 4.2%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,159,504
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,814,707
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,326,151
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	601,935
06/01/2028	5.000%	1,000,000	1,197,789
06/01/2029	5.000%	800,000	953,490
Total			8,053,576
Municipal Power 1.4%
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,366,278
Greenville Utilities Commission
Revenue Bonds
Series 2019
08/01/2032	5.000%	625,000	816,531
08/01/2033	5.000%	400,000	520,300
Total			2,703,109
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 10.7%
County of Buncombe
Prerefunded 06/01/22 Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	520,438
06/01/2029	5.000%	1,000,000	1,040,875
County of Johnston
Prerefunded 06/01/24 Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,137,108
County of New Hanover
Prerefunded 10/01/27 Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,508,140
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/2026	5.125%	1,485,000	1,674,780
East Carolina University
Prerefunded 10/01/23 Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,098,746
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,109,802
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	2,000,000	2,048,741
North Carolina Medical Care Commission
Prerefunded 06/01/22 Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	2,635,000	2,742,706
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,561,313
06/01/2036	5.000%	1,445,000	1,504,064
Prerefunded 06/01/25 Revenue Bonds
Vidant Health
Series 2015
06/01/2030	5.000%	1,000,000	1,178,739
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	882,769
10/01/2024	5.000%	490,000	517,440

4	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Charlotte (The)
Prerefunded 04/01/24 Revenue Bonds
Series 2014
04/01/2030	5.000%	1,000,000	1,129,328
Total			20,654,989
Retirement Communities 6.8%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage - United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,029,548
1st Mortgage - United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,709,709
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	809,018
Retirement Facilities 1st Mortgage
Series 2019
01/01/2039	5.000%	1,000,000	1,140,994
Sharon Towers
Series 2019A
07/01/2033	5.000%	1,000,000	1,153,535
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,413,804
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	832,337
Revenue Bonds
Pennybyrn at Maryfield Project
Series 2020B-2
10/01/2024	2.500%	745,000	750,564
Presbyterian Homes Obligated Group (The)
Series 2020
10/01/2035	4.000%	650,000	772,440
The Pines at Davidson Project
Series 2019
01/01/2038	5.000%	1,000,000	1,119,607
Twin Lakes Community
Series 2019A
01/01/2038	5.000%	1,750,000	2,050,526
North Carolina Medical Care Commission(b)
Refunding Revenue Bonds
Series 2021C
03/01/2028	5.000%	360,000	421,964
Total			13,204,046
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.6%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,202,700
Single Family 2.3%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B (GNMA)
07/01/2037	3.850%	1,670,000	1,835,540
Series 2019-41 (GNMA)
07/01/2034	3.100%	680,000	736,533
Series 2019-42
07/01/2039	2.625%	985,000	1,034,664
Series 44
01/01/2027	1.950%	830,000	873,563
Total			4,480,300
State Appropriated 1.2%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,361,480
State General Obligation 3.4%
State of North Carolina
Unlimited General Obligation Bonds
Series 2020A
06/01/2029	5.000%	2,000,000	2,654,517
06/01/2030	5.000%	2,000,000	2,713,834
Unlimited General Obligation Refunding Bonds
Series 2016A
06/01/2026	5.000%	1,000,000	1,223,003
Total			6,591,354
Transportation 1.4%
State of North Carolina
Revenue Bonds
Series 2019
03/01/2033	5.000%	1,250,000	1,611,137
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,040,975
Total			2,652,112

Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 4.5%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	2,046,398
01/01/2032	5.000%	1,450,000	1,733,790
Series 2017 (AGM)
01/01/2031	5.000%	750,000	912,657
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	2,000,000	2,235,012
North Carolina Turnpike Authority(c)
Refunding Revenue Bonds
Series 2016C
07/01/2029	0.000%	750,000	601,395
Revenue Bonds
Series 2017C
07/01/2030	0.000%	550,000	418,425
07/01/2031	0.000%	1,100,000	792,887
Total			8,740,564
Water & Sewer 14.0%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2015
07/01/2024	5.000%	1,010,000	1,152,825
Series 2018
07/01/2035	4.000%	2,000,000	2,405,979
Series 2020
07/01/2036	4.000%	2,000,000	2,497,748
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	308,993
05/01/2030	5.000%	660,000	769,372
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,251,591
06/01/2023	5.250%	2,000,000	2,188,813
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	325,689
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,443,180
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	883,445
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2024	5.000%	1,300,000	1,478,431
06/01/2033	4.000%	2,165,000	2,509,347
Series 2020A
06/01/2036	4.000%	2,000,000	2,468,655
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	475,719
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,748,742
Revenue Bonds
Enterprise System
Series 2020
04/01/2033	4.000%	500,000	618,035
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	350,950
County of Lincoln Enterprise System
Refunding Revenue Bonds
Series 2020
08/01/2029	5.000%	320,000	422,268
County of Union Enterprise System
Revenue Bonds
Enterprise System
Series 2019
06/01/2031	5.000%	1,000,000	1,304,704
Series 2015
06/01/2029	5.000%	500,000	595,808
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	956,370
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	400,502
04/01/2031	5.000%	450,000	538,095
Total			27,095,261
Total Municipal Bonds (Cost $181,363,555)			193,474,714

6	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Money Market Funds 1.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(d)	512,814	512,763
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(d)	1,415,908	1,415,908
Total Money Market Funds (Cost $1,928,722)		1,928,671
Total Investments in Securities (Cost: $183,292,277)		195,403,385
Other Assets & Liabilities, Net		(1,398,816)
Net Assets		194,004,569
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents a security purchased on a when-issued basis.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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